Mining interests - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,046,731	$ 2,035,097	$ 2,124,133
Investments accounted for using equity method	130,736	72,078
Total property, plant and equipment and joint ventures accounted for using the equity method	2,177,467	2,107,175	2,189,963
Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,899,599	1,881,768	1,972,451
Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	144,972	152,649	150,971
Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,160	680	711
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,926,890	3,113,126	2,909,819
Total property, plant and equipment and joint ventures accounted for using the equity method	3,057,626	3,185,204	2,975,649
Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,776,947	2,957,959	2,756,584
Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	144,972	152,649	150,971
Cost | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,971	2,518	2,264
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(880,159)	(1,078,029)	(785,686)
Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(877,348)	(1,076,191)	(784,133)
Accumulated depreciation and depletion | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,811)	(1,838)	(1,553)
Fekola Mine, Mali | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,064,285	1,024,156	1,059,307
Fekola Mine, Mali | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,322,865	1,168,491	1,094,784
Fekola Mine, Mali | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(258,580)	(144,335)	(35,477)
Masbate Mine, Philippines | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	519,802	433,488	431,797
Masbate Mine, Philippines | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	815,418	681,509	625,722
Masbate Mine, Philippines | Cost, net of impairment | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	815,418	681,509
Masbate Mine, Philippines | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(295,616)	(248,021)	(193,925)
Otjikoto Mine, Namibia | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	315,512	336,548	363,916
Otjikoto Mine, Namibia | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	638,664	575,127	527,069
Otjikoto Mine, Namibia | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(323,152)	(238,579)	(163,153)
Limon Mine, Nicaragua | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	67,722	45,618
Limon Mine, Nicaragua | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	217,263	173,358
Limon Mine, Nicaragua | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(149,541)	(127,740)
Libertad Mine, Nicaragua | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	19,854	71,813
Libertad Mine, Nicaragua | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	315,569	335,651
Libertad Mine, Nicaragua | Cost, net of impairment | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	315,569
Libertad Mine, Nicaragua | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(295,715)	(263,838)
Kiaka, Burkina Faso | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	76,807	73,173	69,989
Kiaka, Burkina Faso | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	76,807	73,173	69,989
Anaconda Regional, Mali | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,139	21,903	17,211
Anaconda Regional, Mali | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,139	21,903	17,211
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	19,581	10,603
Toega, Burkina Faso | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	19,581	10,603
Mocoa Royalty, Colombia | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,230	10,230	29,041
Mocoa Royalty, Colombia | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,230	10,230	29,041
Ondundu, Namibia | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,778	8,273	5,246
Ondundu, Namibia | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,778	8,273	5,246
Finland Properties, Finland | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,697	5,947	2,991
Finland Properties, Finland | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,697	5,947	2,991
Other | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,321	13,542	15,890
Other | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,321	13,542	15,890
Gramalote, Colombia, net of impairment
Disclosure of detailed information about property, plant and equipment [line items]
Investments in joint ventures and associates (accounted for using the equity method)	77,265	72,078	$ 65,830
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Investments in associates accounted for using equity method	$ 53,471	$ 0